                                STI CLASSIC FUNDS
                         PRIME QUALITY MONEY MARKET FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                         U.S. TREASURY MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 7, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
          FOR PARTICIPANTS OF SUNTRUST BANKS SPONSORED RETIREMENT PLANS

Effective January 1, 2005, Greg Hallman, Kim Maichle and Dean Speer replace David S. Yealy as co-portfolio managers of the Prime Quality Money Market Fund and the U.S. Treasury Money Market Fund. Robert Bowman and H. Rick Nelson replace David S. Yealy as co-portfolio managers of the Short-Term U.S. Treasury Securities Fund. Therefore, the "Portfolio Managers" section in the Prospectus is revised as follows:

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005 and has managed the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. He has more than 10 years of investment experience.

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 22 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 STISPSRP0105

                                STI CLASSIC FUNDS
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 7, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                BOND AND MONEY MARKET FUNDS -INSTITUTIONAL SHARES


Effective January 1, 2005, Greg Hallman, Kim Maichle and Dean Speer replace David S. Yealy as co-portfolio managers of the Classic Institutional U.S. Treasury Securities Money Market Fund. Therefore, the "Portfolio Managers"
section in the Prospectus is revised as follows:

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 STISPIBMM0105

                                STI CLASSIC FUNDS
                         PRIME QUALITY MONEY MARKET FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                         U.S. TREASURY MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 7, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                     BOND AND MONEY MARKET FUNDS - T SHARES

Effective January 1, 2005, Greg Hallman, Kim Maichle and Dean Speer replace David S. Yealy as co-portfolio managers of the Prime Quality Money Market Fund and the U.S. Treasury Money Market Fund. Robert Bowman and H. Rick Nelson replace David S. Yealy as co-portfolio managers of the Short-Term U.S. Treasury Securities Fund. Therefore, the "Portfolio Managers" section in the Prospectus is revised as follows:

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, and has managed the VIRGINIA TAX-FREE MONEY MARKET FUND since May 1995, the TAX-EXEMPT MONEY MARKET FUND since July 2000 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. He has more than 10 years of investment experience.

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the PRIME QUALITY MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 22 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since
June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND since January 2005. Prior to joining Trusco,
Mr. Speer served as the Finance Director at Stetson University from
August 1998 to April 2001. He has more than 6 years of investment experience.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                               STISPTBMM0105

                                STI CLASSIC FUNDS
                    SHORT-TERM U.S. TREASURY SECURITIES FUND

                        SUPPLEMENT DATED JANUARY 7, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                       BOND FUNDS - A SHARES AND L SHARES


Effective January 1, 2005, Robert S. Bowman and H. Rick Nelson replace David S. Yealy as co-portfolio managers of the Short-Term U.S. Treasury Securities Fund. Therefore, the "Portfolio Managers" section in the Prospectus is revised as follows:

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005. He has more than 10 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005 and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 22 years of investment experience.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                              STISPALB0105

                                STI CLASSIC FUNDS
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 7, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                             CORPORATE TRUST SHARES

Effective January 1, 2005, Greg Hallman, Kim Maichle and Dean Speer replace David S. Yealy as co-portfolio managers of the Classic Institutional U.S. Treasury Securities Money Market Fund. Therefore the information under the section entitled "Portfolio Manager" in the Prospectus is deleted in its entirety and replaced with the following:

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                                                 STISPTCO0105

                                STI CLASSIC FUNDS
                         PRIME QUALITY MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 7, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                    MONEY MARKET FUNDS -A SHARES AND L SHARES

Effective January 1, 2005, Greg Hallman, Kim Maichle and Dean Speer replace David S. Yealy as co-portfolio managers of the Prime Quality Money Market Fund and the U.S. Treasury Money Market Fund. Therefore, the "Portfolio Managers"
section in the Prospectus is revised as follows:

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





                                                               STISPALMM0105